Pension benefits - Funded Status of the Defined Benefit Plan (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Benefits [Abstract]
Projected benefit obligations at end of period	$ 38	$ 60	$ 130
Plan assets at market value	(33)	(58)	$ (97)
Accrued pension liability exclusive social security	5	2
Social security related to pension obligations	1	1
Accrued pension liabilities	$ 6	$ 3